Biological Assets - Schedule of Changes in Biological Assets (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Changes in Biological Assets [Abstract]
Balance at the beginning of the period, Current	$ 1,608,223	$ 1,712,153
Balance at the beginning of the period, Non-current	518,234	531,477
Balance at the end of the period, Current	1,820,815	1,590,004
Balance at the end of the period, Non-current	602,189	527,352
Increase by reproduction (born) and cost absorption including death, Current	7,872,422	7,946,809
Increase by reproduction (born) and cost absorption including death, Non-current	1,083,884	1,044,216
Reduction for slaughter, sale or consumption, Current	(8,897,041)	(9,087,750)
Reduction for slaughter, sale or consumption, Non-current	(49,494)	(52,962)
Purchases, Current	370,420	324,336
Purchases, Non-current	192,529	180,481
Fair value adjustments, Current	67,080	56,074
Fair value adjustments, Non-current	(18)	(108)
Reclassification from non-current to current, Current	697,342	704,768
Reclassification from non-current to current, Non-current	(697,342)	(704,768)
Exchange rate variation, Current	102,369	(66,386)
Exchange rate variation, Non-current	30,731	(21,790)
Amortization, Current
Amortization, Non-current	$ (476,335)	$ (449,194)